INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	$ 81,294	$ 119,959
Property and Equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	807	1,126
Mineral Properties
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	174	8,304
Non-capital Loss Carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	49,232	96,779
Investment in Treasury Metals
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	14,188	0
Silver Stream Derivative Liability
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	5,882	0
Investment Tax Credits
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	5,119	5,282
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	3,936	2,662
Undeducted Financing Costs
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	1,874	152
Net Capital Loss Carryforwards
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets, net	$ 82	$ 763